Preliminary Purchase Price - Additional Information (Detail) - William Lyon Homes [Member] - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2019
Business Acquisition [Line Items]
Merger agreement, cash consideration per share		$ 2.50
Business combination transferred exchange.	$ 854.5